Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

November 5, 2015

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Series Portfolios Trust
File Nos.: 333-206240 and 811-23084

Dear Mr. Gregory:

Transmitted herewith is Pre-Effective Amendment Number 1 to the registration statement for Series Portfolios Trust, a new multiple series trust administered by U.S. Bancorp Fund Services, LLC.  The purpose of this filing is to reflect the revisions to the registration statement made in response to your September 2, 2015 comments (the “SEC Staff Comments”) regarding the Trust’s initial registration statement filed on August 7, 2015 on Form N-1A, make certain other revisions as appropriate and file certain outstanding exhibits to the registration statement.

Responses to the SEC Staff Comments are being filed as separate correspondence.

If you have any questions or require further information, please contact Alia Vasquez at (414) 765-6620 or alia.vasquez@usbank.com.

Sincerely,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
Secretary of Series Portfolios Trust

cc:  Marco Adelfio, Goodwin Procter LLP